Condensed Consolidated and Combined Statements of Changes in Stockholders’ (Deficit) Equity - USD ($)	Common Stock Previously Reported	Common Stock Retroactive Application of Recapitalization	Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Retroactive Application of Recapitalization	Additional Paid-in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive Application of Recapitalization	Accumulated Deficit	Stock Subscription Receivable Previously Reported	Stock Subscription Receivable Retroactive Application of Recapitalization	Stock Subscription Receivable	Previously Reported	Retroactive Application of Recapitalization	Total
Balance at Dec. 31, 2022		$ 6,980	$ 6,980	$ 26,104,308	$ (6,980)	$ 26,097,328	$ (20,120,882)		$ (20,120,882)				$ 5,983,426		$ 5,983,426
Balance (in Shares) at Dec. 31, 2022		1,396,000	1,396,000
Contributions and net transfers with related parties						2,753,657									2,753,657
Net income (loss)									(5,324,624)						(5,324,624)
Balance at Dec. 31, 2023		$ 6,980	$ 6,980	28,857,965	(6,980)	28,850,985	(25,445,506)		(25,445,506)				3,412,459		3,412,459
Balance (in Shares) at Dec. 31, 2023		1,396,000	1,396,000
Convertible note – stock issuance loss						2,769,719									2,769,719
Net income (loss)							(29,766,263)		(32,535,982)				(29,766,263)		(32,535,982)
Balance at Mar. 31, 2024				79,158,563		81,928,282	(119,717,769)		(122,487,488)				(40,630,758)		(40,630,758)
Balance at Dec. 31, 2023		$ 6,980	$ 6,980	28,857,965	(6,980)	28,850,985	(25,445,506)		(25,445,506)				3,412,459		3,412,459
Balance (in Shares) at Dec. 31, 2023		1,396,000	1,396,000
Convertible note – stock issuance loss						2,769,719									2,769,719
Net income (loss)							(7,747,847)		(10,517,566)				(7,747,847)		(10,517,566)
Balance at Jun. 30, 2024			$ 8,709	79,610,239		82,379,958	(97,699,353)		(100,469,072)			(80,241)	(18,160,646)		(18,160,646)
Balance (in Shares) at Jun. 30, 2024			1,742,004
Balance at Dec. 31, 2023		$ 6,980	$ 6,980	28,857,965	(6,980)	28,850,985	(25,445,506)		(25,445,506)				3,412,459		3,412,459
Balance (in Shares) at Dec. 31, 2023		1,396,000	1,396,000
Capital contributions from related party						487,273									487,273
Issuance of common stock upon consummation of the Merger			$ 600			(27,888,519)									(27,887,919)
Issuance of common stock upon consummation of the Merger (in Shares)			120,093
Conversion of convertible notes into common stock upon consummation of the Merger			$ 596			3,174,404									3,175,000
Conversion of convertible notes into common stock upon consummation of the Merger (in Shares)			119,245
Stock subscription receivable												(80,241)			(80,241)
Earnout Arrangement						63,600,000			(63,600,000)
Contingent consideration						906,000			(906,000)
Convertible note – stock issuance loss						2,769,719									2,769,719
Private Placements			$ 1,735			12,930,262									12,931,997
Private Placements (in Shares)			347,016
Issuance costs in connection with the Private Placement						(419,499)									(419,499)
Shares issued from exercise of Series A Warrants			$ 47			162,007									162,054
Shares issued from exercise of Series A Warrants (in Shares)			9,320
Shares issued from exercise of Series B Warrants			$ 536			1,384									1,920
Shares issued from exercise of Series B Warrants (in Shares)			107,281
Issuance of common stock for Forward Purchase Agreement			$ 954			(954)
Issuance of common stock for Forward Purchase Agreement (in Shares)			190,860
Issuance of common stock for Forward Purchase Agreement Compensation			$ 285			1,025,715									1,026,000
Issuance of common stock for Forward Purchase Agreement Compensation (in Shares)			57,000
Stock-based compensation to consultant						700,000									700,000
Stock-based compensation						2,088,838									2,088,838
Net income (loss)							(14,384,526)		(17,154,245)				(14,384,526)		(17,154,245)
Balance at Sep. 30, 2024			$ 11,733	85,617,896		88,387,615	(104,336,032)		(107,105,751)			(80,241)	(18,786,644)		(18,786,644)
Balance (in Shares) at Sep. 30, 2024			2,346,815
Balance at Dec. 31, 2023		$ 6,980	$ 6,980	28,857,965	$ (6,980)	28,850,985	(25,445,506)		(25,445,506)				3,412,459		3,412,459
Balance (in Shares) at Dec. 31, 2023		1,396,000	1,396,000
Capital contributions from related party						487,273									487,273
Issuance of common stock upon consummation of the Merger			$ 600			(27,888,519)									(27,887,919)
Issuance of common stock upon consummation of the Merger (in Shares)			120,093
Conversion of convertible notes into common stock upon consummation of the Merger			$ 596			3,174,404									3,175,000
Conversion of convertible notes into common stock upon consummation of the Merger (in Shares)			119,245
Stock subscription receivable												(80,241)			(80,241)
Earnout Arrangement						63,600,000			(63,600,000)
Contingent consideration						906,000			(906,000)
Convertible note – stock issuance loss						2,805,678									2,805,678
Private Placements			$ 1,735			12,930,262									12,931,997
Private Placements (in Shares)			347,016
Issuance costs in connection with the Private Placement						(419,499)									(419,499)
Shares issued from exercise of Series A Warrants			$ 1,375			4,255,907									4,257,282
Shares issued from exercise of Series A Warrants (in Shares)			274,858
Shares issued from exercise of Series B Warrants			$ 575			1,384									1,959
Shares issued from exercise of Series B Warrants (in Shares)			114,992
Issuance of common stock for Forward Purchase Agreement			$ 954			(954)
Issuance of common stock for Forward Purchase Agreement (in Shares)			190,860
Issuance of common stock for Forward Purchase Agreement Compensation			$ 28			1,025,715									1,026,000
Issuance of common stock for Forward Purchase Agreement Compensation (in Shares)			57,000
Stock-based compensation to consultant						700,000									700,000
Shares issued to consultants			$ 69			249,931									250,000
Shares issued to consultants (in Shares)			13,892
Stock-based compensation						2,367,014									2,367,014
Net income (loss)									(25,929,003)						(25,929,003)
Balance at Dec. 31, 2024			$ 13,169			93,045,581			(115,880,509)			(80,241)			(22,902,000)
Balance (in Shares) at Dec. 31, 2024			2,633,956
Balance at Jun. 30, 2024			$ 8,709	79,610,239		82,379,958	(97,699,353)		(100,469,072)			(80,241)	(18,160,646)		(18,160,646)
Balance (in Shares) at Jun. 30, 2024			1,742,004
Private Placements			$ 1,222			3,998,778									4,000,000
Private Placements (in Shares)			244,349
Issuance costs in connection with the Private Placement						(157,435)									(157,435)
Shares issued from exercise of Series A Warrants			$ 47			162,007									162,054
Shares issued from exercise of Series A Warrants (in Shares)			9,320
Shares issued from exercise of Series B Warrants			$ 516			1,370									1,886
Shares issued from exercise of Series B Warrants (in Shares)			103,282
Issuance of common stock for Forward Purchase Agreement			$ 954			(954)
Issuance of common stock for Forward Purchase Agreement (in Shares)			190,860
Issuance of common stock for Forward Purchase Agreement Compensation			$ 285			1,025,715									1,026,000
Issuance of common stock for Forward Purchase Agreement Compensation (in Shares)			57,000
Stock-based compensation to consultant						700,000									700,000
Stock-based compensation						278,176									278,176
Net income (loss)									(6,636,679)						(6,636,679)
Balance at Sep. 30, 2024			$ 11,733	$ 85,617,896		88,387,615	$ (104,336,032)		(107,105,751)			(80,241)	$ (18,786,644)		(18,786,644)
Balance (in Shares) at Sep. 30, 2024			2,346,815
Balance at Dec. 31, 2024			$ 13,169			93,045,581			(115,880,509)			(80,241)			(22,902,000)
Balance (in Shares) at Dec. 31, 2024			2,633,956
Shares issued from exercise of Series A Warrants			$ 90			671,478									671,568
Shares issued from exercise of Series A Warrants (in Shares)			172,287
Shares issued to consultants			$ 1			670									671
Shares issued to consultants (in Shares)			100
Stock-based compensation						1,307,095									1,307,095
Conversion of convertible notes into common stock			$ 339			527,161									527,500
Conversion of convertible notes into common stock (in Shares)			68,095
Reverse stock split			$ (13,311)			12,851									(460)
Reverse stock split (in Shares)			(112)
Net income (loss)									2,988,626						2,988,626
Balance at Sep. 30, 2025			$ 288			95,564,836			(112,891,883)			(80,241)			(17,407,000)
Balance (in Shares) at Sep. 30, 2025			2,874,326
Balance at Jun. 30, 2025			$ 272			94,785,605			(108,799,738)			(80,241)			(14,094,102)
Balance (in Shares) at Jun. 30, 2025			2,716,794
Shares issued from exercise of Series A Warrants			$ 16			430,006									430,022
Shares issued from exercise of Series A Warrants (in Shares)			157,532
Stock-based compensation						349,225									349,225
Net income (loss)									(4,092,145)						(4,092,145)
Balance at Sep. 30, 2025			$ 288			$ 95,564,836			$ (112,891,883)			$ (80,241)			$ (17,407,000)
Balance (in Shares) at Sep. 30, 2025			2,874,326